SHAREHOLDERS' EQUITY - Share capital (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Share Capital
Share capital	R$ 9,269,281
Quantity of ordinary shares	1,361,263,584		1,361,263,584
Share issue related cost	R$ 33,735
Percentage of ordinary shares			100.00%
Maximum authorized increase in number of common shares	780,119,712
SUZB3 common shares quoted (per share)	R$ 59.81	R$ 58.54
Controlling Shareholders
Share Capital
Quantity of ordinary shares	622,433,604
Percentage of ordinary shares	45.73%
Suzano Holding S.A.
Share Capital
Quantity of ordinary shares	367,612,329
Percentage of ordinary shares	27.01%
Controller
Share Capital
Quantity of ordinary shares	194,809,797
Percentage of ordinary shares	14.31%
Managements
Share Capital
Quantity of ordinary shares	33,856,734
Percentage of ordinary shares	2.49%
Alden Fundo de Investimento em Acoes
Share Capital
Quantity of ordinary shares	26,154,744
Percentage of ordinary shares	1.92%
Other shareholders
Share Capital
Quantity of ordinary shares	726,787,976
Percentage of ordinary shares	53.39%
Treasury shares
Share Capital
Quantity of ordinary shares	12,042,004
Percentage of ordinary shares	0.88%